Prepayments and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepayments and Other Receivables.
Prepayments	€ 645	€ 1,991
Other receivables	899	73
Total Prepayments and Other Receivables	€ 1,544	€ 2,064